Tax matters - Net deferred tax assets and liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Tax matters
Presented as deferred tax assets	$ 17,401	$ 17,574
Presented as deferred tax liabilities	(105)	(87)
Net	$ 17,296	$ 17,487	$ 16,549